Bank Loans (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Bank Loans [Line Items]
Interest expenses (in Dollars)	$ 241,604	$ 226,296	$ 56,733
Short-Term Debt [Member]
Bank Loans [Line Items]
Weighted average interest rate, percentage	4.14%	4.53%
Interest rate for bank loans	4.26%	4.60%	4.87%
Interest expenses (in Dollars)			$ 266,126